Property, Plant and Equipment, net, Computation of Capitalized Borrowing Costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Computation of capitalized borrowing costs [Abstract]
Amount invested in the acquisition of qualifying assets	$ 25,197,431	$ 26,552,290	$ 25,489,098
Capitalized interest	$ 1,569,608	$ 1,622,958	1,442,077
Capitalization rate	6.29%	6.14%
Non-cash transactions related to acquisitions of property, plant and equipment in accounts payable	$ 15,225,542	$ 11,701,417	6,928,514
Non-cash transaction related to revaluation surplus			1,157,941
Property, Plant and Equipment [Member]
Computation of capitalized borrowing costs [Abstract]
Capitalized interest	$ 1,569,608	$ 1,622,958	$ 1,442,077
Capitalization rate	6.20%	6.10%	5.70%